Financial Instruments - Information About the Maturity Analysis for Lease Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	$ 10,406	$ 9,737
Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	3,228	3,397
1-3 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	4,126	4,240
3-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	1,808	1,691
More Than 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	$ 1,244	$ 409